NATURE OF BUSINESS AND GOING CONCERN	12 Months Ended
Sep. 30, 2023
NATURE OF BUSINESS AND GOING CONCERN
NATURE OF BUSINESS AND GOING CONCERN

NOTE 1. NATURE OF BUSINESS AND GOING CONCERN

UMeWorld Limited (the “Company”), the holding company for a group of companies, was originally incorporated as AlphaRx Inc. (“AlphaRx”) under the laws of the State of Delaware on August 8, 1997. The Company was re-domiciled to British Virgin Islands (BVI) and continued as a BVI registered company on January 7, 2013. On March 8, 2013, AlphaRx changed its name to UMeWorld Limited. AlphaRx Inc. was a pharmaceutical company specializing in the formulation of therapeutic products using proprietary drug delivery technologies. On November 4, 2011, the Company ceased all operations of its drug development business and adopted a new corporate development strategy that changed the business operation of the Company to digital media and digital education. The Company did not own any material assets and conducted its operations in China through its variable interest entity (VIE), Guangzhou XinYiXun.

UMeLook Limited (“UMeLook HK”), the Company’s 100% owned subsidiaries, was incorporated in Hong Kong on February 23, 2012.

UMeLook HK held all of the outstanding equity interest in UMeLook (Guangzhou) Technology Co., Ltd., a company established on October 29, 2012 in the People’s Republic of China (“PRC”) as a wholly foreign owned enterprise (“WFOE”). Other than the equity interest in WFOE, UMeLook HK did not own any material assets or liabilities except for notes payable as disclosed below. Guangzhou XinYiXun Technology Co., Ltd (“XinYiXun”) was incorporated on July 9, 2012 as a domestic Chinese corporation. XinYiXun was owned by Mr. Yilun Liang (“YL”) (10%) and Guangzhou Zhongda No. 3 Venture Investment Co., Ltd. (“Zhongda No. 3”) (90%). XinYiXun operated UMFun.com, an online learning and assessment platform used by teachers, students and parents in China’s K-12 education system.

Prior to January 2022, the Company conducted its primary business operations through WFOE, which in turn, conducted its business through XinYiXun. Effective control over XinYiXun was transferred to the Company through the series of contractual arrangements without transferring legal ownership in XinYiXun (“reorganization”). As a result of these contractual arrangements, the Company maintained the ability to approve decisions made by XinYiXun and was entitled to substantially all of the economic benefits of XinYiXun.

Under the laws and regulations of the PRC, foreign persons and foreign companies are restricted from investing directly in certain businesses within the PRC. Online education businesses are subject to these restrictions on foreign investment. In order to comply with these laws and regulations, on March 29, 2013, XinYiXun and its shareholders, YL and Zhongda No. 3, entered into an Exclusive Management Service Agreement and Proxy Agreement with WFOE, which provides that WFOE will be entitled to the full guarantee for the performance of such contracts, agreements or transactions entered into by XinYiXun. WFOE is also entitled to receive the residual return of XinYiXun. As a result of the agreement, WFOE will absorb 100% of the expected losses and gains of XinYiXun.

WFOE also entered into a pledge of equity agreement with XinYiXun’s shareholders, YL and Zhongda No.3, who pledged all of their equity interests in XinYiXun to WFOE. In addition, WFOE entered into an option agreement to acquire its shareholder’s equity interest in the entities at such times as it may wish to do so.

The followings are brief descriptions of contracts entered between WFOE, XinYiXun and its shareholders:

(1) Exclusive Management Service Agreement. Pursuant to the Exclusive Management Services Agreement, WFOE have the exclusive right to provide comprehensive technical and business support services to XinYiXun. Such services include conducting market research, offering strategic business advice and providing information technology services, advice on mergers and acquisitions, human resources management services, intellectual property licensing services, support for teaching activities and other services that the parties may mutually agree. Without the prior consent WFOE, XinYiXun may not accept such services from any third party. In addition, XinYiXun is entitled to pay a service fee to the WFOE, the amount of which is equal to its total revenue less any necessary costs, taxes and expenses.

(2) Proxy Agreement. In order to ensure that WFOE are able to make all of the decisions concerning XinYiXun, WFOE have entered into a proxy agreement with the shareholders of XinYiXun. Pursuant to the proxy agreement, each of its shareholders has irrevocably appointed WFOE as such shareholder’s attorney-in-fact to act for all matters pertaining to such shareholder’s shares in XinYiXun and to exercise all of their rights as shareholders, including but not limited to attending and voting at shareholders’ meetings. As such, WFOE have the sole rights to designate and appoint directors and senior management members of XinYiXun.

(3) Equity pledge agreement. In order to secure the performance of XinYiXun and its shareholders under the contractual arrangements, each shareholder of XinYiXun has undertaken to pledge all of their shares in XinYiXun to WFOE. If XinYiXun or any of its shareholders breaches or defaults under any of the contractual arrangements, WFOE have the right to require the transfer of the pledged equity interests in XinYiXun to WFOE or its designee, to the extent permitted by laws, or require a sale of the pledged equity interest and have priority in any proceeds from the auction or sale of such pledged interests.

(4) Exclusive Technology Consultation and Services Agreement. Pursuant to the Exclusive Technology and Services Agreement, we have the exclusive right to provide technical services to XinYiXun. In exchange, XinYiXun pays a service fee to WFOE that is based on the financial performance of XinYiXun. WFOE will exclusively own any intellectual property arising from the performance of this agreement.

(5) Call option agreement. In order to ensure that we are able to acquire all of the equity interests in XinYiXun at our discretion, we have entered into a call option agreement with the shareholders of XinYiXun. The option is exercisable by WFOE at any time, provided that doing so is not prohibited by law. The exercise price under the option will be determined based on the evaluation made by the assets evaluation body designated by WFOE. During the terms of the call option agreement, the shareholders will not grant a similar right or transfer any of the equity interests in XinYiXun to any party other than us or our designee, nor will such shareholder pledge, create or permit any security interest or similar encumbrance to be created on any of the equity interests.

Upon executing the above agreements, XinYiXun is considered a VIE and WFOE is the primary beneficiary. Accordingly, XinYiXun is consolidated into WFOE under the guidance of FASB Accounting Standards Codification (“ASC”) 810, Consolidation.

Except as the disclosed above, there are no arrangements that could require the Company to provide financial support to XinYiXun, including events or circumstances that could expose the Company to a loss. As stated in the disclosure of various agreements between the Company and XinYiXun, the Company has rights to acquire any portion of the equity interests of XinYiXun. Also, the Company may allocate its available funds to XinYiXun for business purposes. There are no fixed terms of such arrangements.

Although the structure the Company has adopted is consistent with longstanding industry practice, and is commonly adopted by comparable companies in China, the PRC government may not agree that these arrangements comply with PRC licensing, registration or other regulatory requirements, with existing policies or with requirements or policies that may be adopted in the future. There are uncertainties regarding the interpretation and application of PRC laws and regulations including those that govern the Company’s contractual arrangements, which could limit the Company’s ability to enforce these contractual arrangements. If the Company or any of its variable interest entities are found to be in violation of any existing or future PRC laws, rules or regulations, or fail to obtain or maintain any of the required permits or approvals, the relevant PRC regulatory authorities would have broad discretion to take action in dealing with such violations or failures, including levying fines, revoking business and other licenses of the Company’s variable interest entities, requiring the Company to discontinue or restrict its operations, restricting its right to collect revenue, requiring the Company to restructure its operations or taking other regulatory or enforcement actions against the Company. In addition, it is unclear what impact the PRC government actions would have on the Company and on its ability to consolidate the financial results of its variable interest entities in the consolidated financial statements, if the PRC government authorities were to find the Company’s legal structure and contractual arrangements to be in violation of PRC laws, rules and regulations. If the imposition of any of these government actions causes the Company to lose its right to direct the activities of XinYiXun, the Company would no longer be able to consolidate XinYiXun.

On May 8, 2021, XinYiXun incorporated a wholly owned subsidiary named Guangzhou YouManFen Education Technology Co., Ltd. (“YMF”) in China. The principal activity of YMF was the provision of private tutoring. Subsequently on December 31, 2021, YMF changed its name to Guangzhou YouManFen Information Technology Co., Ltd.

On December 31, 2021, WFOE, XinYiXun, YL, and Zhongda No. 3 mutually agreed to terminate the series of contractual arrangements, which consisted of the Exclusive Management Service Agreement, the Proxy Agreement, the Equity Pledge Agreement, the Exclusive Technology Consultation and Services Agreement, and the Call Option Agreement, due to the education policy changes in the PRC. As a result, the digital media and digital education business of the Company was dissolved.

On September 30, 2022, the Company entered into two sale and purchase agreements with an individual to dispose UMeLook HK and UMeZone Adaptive Learning Technology Limited (“UMeZone”) for a consideration of $0.13 (equivalent to HK$1) each.

As of September 30, 2023 and 2022, the carrying amount and classification of the assets and liabilities in the Company’s balance sheets that relate to the VIEs are as follows:

	As of September 30,
	2023	2022
Assets
Cash	$0	$0
Prepayment and other assets	0	0
Property and equipment, net	0	0
Total assets of VIEs	$0	$0
Liabilities
Accrued liabilities and other payable	$0	$0
Due to VIE holding companies	0	0
Due to related parties	0	0
Total liabilities of VIEs	$0	$0

On January 28, 2022, Dagola Inc. (“Dagola”) was incorporated in the state of Wyoming with the authorized common shares of 10,000 shares, par value of $0.001 per share. Dagola is a wholly-owned subsidiary of the Company and principally engaged in the business of cooking oil distribution.

As of September 30, 2022, details of the remaining subsidiary of the Company are as follows:

Name	Date of Incorporation	Place of Incorporation	Percentage of Interest	Principal Activities	Nature of company
Dagola Inc.	January 28, 2022	U.S.	100%	Cooking oil distribution	Subsidiary

Going concern

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

The Company has suffered from a net loss of $306,340 for the year ended September 30, 2023. Also, at September 30, 2023, the Company has incurred an accumulated deficits of $31,447,003. Accordingly, the financial statements do not include any adjustments relating to the realization of the carrying value of assets or the amounts and classification of liabilities that might be necessary in the event that the Company is unable to continue as a going concern. The Company demonstrates adverse conditions that raise substantial doubt about the Company’s ability to continue as a going concern for one year following the issuance of these consolidated financial statements. These adverse conditions are working capital deficiency, recurring operating losses, accumulated stockholders’ deficit, and continued reliance on external funding sources. In order to mitigate the going concern issues, the Company is constantly pursuing new business arrangements and striving to achieve profitability and seeking capital funding on an ongoing basis via the issuance of promissory notes and private placements. There is no assurance that management’s plan will be successful.